Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
2. Revenue
The Company’s revenue disaggregated by geographic region is as follows (in thousands):

	Three months ended September 30,
	2023	2022
Geographic region:
United States	$114,735	$149,132
Rest of world 1	13,514	16,843

Total revenue	$128,250	$165,975

	Nine months ended September 30,
	2023	2022
Geographic region:
United States	$366,680	$487,760
Rest of world 1	41,419	56,273

Total revenue	$408,099	$544,033

(1)
Consists of Canada, United Kingdom, and France. Other than the United States, no single country accounted for more than 10% of total revenue during the three and nine months ended September 30, 2023 and 2022.

The Company determined that, in addition to the preceding table, the disaggregation of revenue by revenue type as presented in the unaudited condensed consolidated statements of operations achieves the disclosure requirement to disaggregate revenue into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
Deferred Revenue
Deferred revenue is recorded for nonrefundable cash payments received for the Company’s performance obligation to transfer, or stand ready to transfer, goods or services in the future. Deferred revenue consists of subscription fees billed that have not been recognized and physical products sold that have not yet been delivered. During the three and nine months ended September 30, 2023, the Company recognized $13.0 million and $90.9 million, respectively, of revenue that was included in the deferred revenue balance as of December 31, 2022. During the three and nine months ended September 30, 2022, the Company recognized $14.1 million and $102.2 million, respectively, of revenue that was included in the deferred revenue balance as of December 31, 2021.

Note 3. Revenue
The Company’s revenue disaggregated by geographic region is as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Geographic region:
United States	$620,942	$787,083	$786,186
Rest of world 1	71,257	86,562	77,396

Total revenue	$692,199	$873,645	$863,582

1	Consists of Canada, United Kingdom and France. No single country accounted for more than 10% of the Company’s total revenue.
Deferred Revenue
Deferred revenue is recorded for nonrefundable cash payments received for the Company’s performance obligation to transfer, or stand ready to transfer, goods or services in the future. Deferred revenue consists of subscription fees billed that have not been recognized and physical products sold that have not yet been delivered. During the year ended December 31, 2022, the Company recognized $106.5 million of revenue that was included in the deferred revenue balance as of December 31, 2021. During the year ended December 31, 2021, the Company recognized $93.3 million of revenue that was included in the deferred revenue balance as of December 31, 2020. During the year ended December 31, 2020, the Company recognized $67.7 million of revenue that was included in the deferred revenue balance as of December 31, 2019.